Inventories, Net - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Inventories [Abstract]
Finished goods	$ 116,293	$ 131,408
Goods in transit		27,960
Inventory valuation allowance	(80,618)	(93,037)	$ (83,889)
Inventories, net	$ 35,675	$ 66,331